MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        KPM INVESTMENT MANAGEMENT, INC.
        1700 Lincoln Street, Suite 1300
        Denver, Colorado 80203

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Tucker Hart Adams
        Arthur K. Carlson
        William M. Cole
        Anne J. Mills
        J. William Weeks
        John G. Welles

OFFICERS
        Diana P. Herrmann, President
        James M. McCullough, Senior Vice President
        Jerry G. McGrew, Senior Vice President
        Jean M. Smith, Vice President
        Jessica L. Wiltshire, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC Inc.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        345 Park Avenue
        New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.





SEMI-ANNUAL
REPORT

JUNE 30, 1999

[Logo of Tax-Free Fund of Colorado: a square which contains three mountains and a round sun above the first two mountains]

TAX-FREE FUND
OF
COLORADO

A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of Tax-Free Fund of Colorado: a square which contains three mountains and a round sun above the first two mountains]

TAX-FREE FUND OF COLORADO

SEMI-ANNUAL REPORT

"TAKE PRIDE IN HOW YOUR INVESTMENT IS HELPING OTHERS -
WHILE PRIMARILY HELPING YOU"

Dear Fellow Shareholders:                        August 20, 1999

     Our surveys of shareholders of Tax-Free Fund of Colorado have shown that you and other owners of the Fund bought your shares primarily for TAX-FREE INCOME. And, secondarily, the knowledge - provided through the stability of the Fund - that your money would be there when you needed it.

     Additionally, our surveys showed that most of our shareholders are pre-retirees or retirees. These are people who are looking forward to making sure that they have the security of a sound income source from the Fund when they are no longer in the workforce.

     The point you may not have fully appreciated - when you made your investment in the Fund - was that in the process of having the Fund provide you with these benefits, it also provides help to a variety of others within your community and Colorado. And, this is a factor in which you can take real PRIDE.

     The economy of Colorado is growing at a dynamic rate. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Colorado and the various communities in it. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose projects. These projects are what help economic development and provide a high quality of life for the citizens of Colorado.

     We think it is important for you to realize this. The projects that the Fund helped finance are all ones that you and others can reach out and touch. We are illustrating for you some of the various kinds of municipal projects that your investment in the Fund has helped create in Colorado.

[Photo]
University of Colorado

[Photo]
E-470 Tollway

[Photo]
Snowmass Village

[Photo]
Poudre Valley Hospital


     The tax laws of Colorado, as well as those of the Federal government, allow you to receive income from your investment in the Fund DOUBLE TAX-FREE. It is realized by the State and Federal governmental authorities that it is essential that various municipal projects be built with an advantage to the investor. This advantage is primarily one of TAX-FREE income for you.

     You can take comfort in the knowledge that your investment in the Fund is comprised of a portfolio of municipal securities which possess extremely high quality. Therefore, you can "SLEEP WELL AT NIGHT" knowing that the chances of anything happening to these high quality bonds is very slight indeed. The reason for this, of course, is that the various municipal projects represented in the Fund have behind them a very sound stream of taxes and revenues generated by the projects themselves.

     We again wish to emphasize that while primarily helping you, Tax-Free Fund of Colorado is also helping others in your communities and Colorado.

     Consequently, you can take great PRIDE in your investment in Tax-Free Fund of Colorado.

     You can rest assured that the overall management of the Fund is doing a very careful job of "MINDING THE STORE" for you.

     We appreciate the continued confidence that you have placed in the Fund through your investment in Tax-Free Fund of Colorado.

Sincerely,

Diana P. Herrmann
President

Lacy B. Herrmann
Chairman, Board of Trustees

TAX-FREE FUND OF COLORADO
STATEMENT OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)

                                                                                    RATING
       FACE                                                                        MOODY'S/
      AMOUNT        GENERAL OBLIGATION BONDS (45.0%)                                 S&P                  VALUE
                    SCHOOL DISTRICTS (30.5%)
$    1,275,000      Adams County School District #14                               Aaa/AAA           $    1,361,063
                         5.750%, 12/01/08, FSA Insured
     1,255,000      Adams County School District #12                               Aaa/AAA                1,328,731
                         5.625%, 12/15/08, FGIC Insured
     2,500,000      Adams County School District #12                               Aaa/AAA                2,637,500
                         6.20%, 12/15/09, FGIC Insured
     1,750,000      Arapahoe County School District #6                             Aa2/AA                 1,844,063
                         5.50%, 12/01/05
     1,475,000      Arapahoe County, Cherry Creek School District #5               Aa2/AA                 1,596,688
                         6.00%, 12/15/05
     2,000,000      Arapahoe County School District #5                             Aa2/AA                 2,107,500
                         5.50%, 12/15/07
     1,000,000      Arapahoe County School District #5                             Aa2/AA                 1,051,250
                         5.50%, 12/15/08, FGIC Insured
     1,325,000      Arapahoe County School District #5                             Aa2/AA                 1,339,906
                         5.125%, 12/01/10, FGIC Insured
     1,215,000      Boulder Valley  Colorado                                       Aaa/AAA                1,274,231
                         5.50%, 12/01/08, FGIC Insured
     1,875,000      Boulder, Larimer & Weld County # RE-1J                         Aaa/AAA                1,968,750
                         5.50%, 12/15/08, FGIC Insured
     1,000,000      Denver City & County School District #1                        A1/AA-                 1,053,750
                         5.60%, 06/01/08
     2,920,000      Douglas & Elbert Counties School District                      Aaa/AAA                3,073,300
                         #RE-1 Refunding,
                         5.50%, 12/15/07, FGIC Insured
     2,500,000      Douglas & Elbert Counties School District                      Aaa/AAA                2,671,875
                         #Re-1, Series 1992,
                         6.15%, 12/15/08, MBIA Insured
     1,000,000      Douglas & Elbert Counties School District                      Aaa/AAA                1,001,250
                         # Re-1, Series 1992,
                         5.00%, 12/15/10, FGIC Insured
     2,000,000      Douglas & Elbert Counties School District                      Aaa/AAA                2,030,000
                         # Re-1, Series 1992,
                         5.25%, 12/15/11, FGIC Insured



     2,320,000      Eagle County School District #RE50J, Series 1999               Aaa/AAA                2,502,700
                         6.15%, 12/01/04, FGIC Insured
     1,820,000      Eagle County School District #RE50J, Series 1999               Aaa/AAA                1,835,925
                         5.00%, 12/01/09, FGIC Insured
     1,040,000      El Paso County School District #20                             Aaa/AAA                1,116,700
                         6.00%, 12/15/04, AMBAC Insured
        75,000      El Paso County School District #20                             Aaa/AAA                   76,137
                         8.00%, 12/01/06, MBIA Insured
     1,145,000      El Paso County School District #11                             Aa3/AA-                1,203,681
                         5.50%, 12/01/07
     1,330,000      El Paso County School District #11                             Aa3/AA-                1,466,325
                         6.25%, 12/01/08
     1,000,000      El Paso County School District #20                             Aaa/AAA                1,098,750
                         6.15%, 12/15/08, MBIA Insured
     1,190,000      El Paso County School District #2                              Aaa/AAA                1,222,725
                         5.25%, 12/01/10, MBIA Insured
     1,835,000      Jefferson County School District # R-1                         Aaa/AAA                1,906,106
                         5.25%, 12/15/05, MBIA Insured
     3,000,000      Jefferson County School District # R-1                         Aaa/AAA                3,161,250
                         5.50%, 12/15/06, MBIA Insured
     1,000,000      Jefferson County School District # R-1                         Aaa/AAA                1,047,500
                         5.50%, 12/15/09, FGIC Insured
     1,500,000      Larimer County, Colorado School #R-1 Refunding                 A2/NR                  1,561,875
                         5.40%, 12/15/04
     2,000,000      Larimer County, Colorado School #R-1 Refunding                 A1/AA-                 2,135,000
                         5.90%, 12/15/05
     1,245,000      Larimer County, Colorado School #R-1 Refunding                 Aaa/AAA                1,341,488
                         5.875%, 12/15/06, FGIC Insured
     5,560,000      Larimer County, Colorado School #R-1 Refunding                 Aaa/AAA                5,622,550
                         5.25%, 12/15/11, FGIC Insured
     2,065,000      Mesa County School District #51                                Aaa/AAA                2,237,944
                         6.00%, 12/01/06, MBIA Insured
     1,245,000      North Jefferson County, Park & Recreation                      Aaa/NR                 1,283,906
                         5.25%, 12/01/08



     1,045,000      Pitkin County Colorado School District #1                      Aaa/AAA                1,102,475
                         (ASPEN)
                         5.85%, 11/15/03, AMBAC Insured
     1,790,000      Pitkin County, Aspen School District #1 Series                 Aaa/AAA                1,883,975
                         1989,
                         5.95%, 11/15/05, AMBAC Insured
     1,040,000      Pueblo County Colorado School District # 70                    Aaa/AAA                1,081,600
                         5.50%, 12/01/09, AMBAC Insured
     1,000,000      Routt County School District # RE- 2                           Aaa/AAA                1,052,500
                         5.50%, 12/01/07, MBIA Insured
     1,050,000      Summit County School District, Series A                        Aaa/AAA                1,093,311
                         5.40%, 12/01/06, FGIC Insured
     1,000,000      Summit County School District, Series A                        Aaa/AAA                1,047,500
                         5.50%, 12/01/07, FGIC Insured
                                                                                                         64,421,780

                    CITY & COUNTY (2.7%)
       500,000      Boulder County Open Space Acquisition                          Aa1/AA                   506,820
                         6.90%, 08/15/04
     1,000,000      Denver Colorado City & County Unlimited Tax,                   Aa2/AA                 1,046,030
                         7.00%, 08/01/00, Pre- Refunded
     2,000,000      Denver Colorado City & County Unlimited Tax,                   Aa2/AA                 2,075,000
                         5.25%, 08/01/06
     1,085,000      Snowmass Refunding                                             Aaa/AAA                1,132,469
                         6.95%,11/15/00,  FSA Insured, Pre-Refunded
     1,000,000      Westminster Colorado Water Series 1992 A                       A1/AA-                 1,053,750
                         6.25%, 12/01/07
                                                                                                          5,814,069

                    METROPOLITAN DISTRICT (9.5%)
     2,500,000      Boulder Colorado Central Area Improvement                      Aaa/AAA                2,530,425
                         6.30%, 08/15/07, FGIC Insured
     1,060,000      Castle Pines Metropolitan District                             Aaa/AAA                1,115,650
                         5.50%, 12/01/07, FSA Insured
     2,000,000      Castle Pines Metropolitan District                             Aaa/AAA                1,990,000
                         5.00%, 12/01/11, FSA Insured
     1,550,000      Central Platte Valley Metropolitan District                    NR/A                   1,569,375
                         5.25%, 12/01/09, ACA Insured



     1,080,000      Greenwood South Metropolitan District                          Aaa/AAA                1,143,450
                         5.60%, 12/01/05, MBIA Insured
     1,000,000      Highlands Ranch Metropolitan District #4                       Aaa/AA+                1,070,000
                         5.80%, 12/01/05, LOC Swiss Bank, Pre-Refunded
     1,530,000      Highlands Ranch Metropolitan District #1,                      Aaa/AAA                1,604,588
                         Refunding,
                         6.25%, 09/01/06, MBIA Insured
     1,000,000      Highlands Ranch Metropolitan District #4                       Aaa/AAA                1,066,250
                         5.75%, 09/01/08, AMBAC Insured
     1,730,000      Highlands Ranch Metropolitan District #4                       Aaa/AAA                1,846,775
                         5.75%, 09/01/09, AMBAC Insured
     2,165,000      Interstate South Metropolitan District                         NR/A+                  2,254,306
                         5.75%, 12/01/09, LOC FBS
     1,500,000      Meridian Metropolitan District                                 A3/NR                  1,515,075
                         7.00%, 12/01/99
     1,260,000      Westglenn Metropolitan District Colorado                       NR/A+                  1,310,400
                         Jefferson County Refunding,
                         5.65%, 12/01/04, LOC FBS
     1,000,000      Westglenn Metropolitan District Colorado,                      NR/A+                  1,063,750
                         6.25%, 12/01/08, LOC FBS
                                                                                                         20,080,044

                    WATER & SEWER (1.8%)
     1,550,000      Denver Colorado City & County Water                            Aa2/AA                 1,631,375
                         5.50%, 10/01/07
     2,000,000      Thornton, CO, Refunding-Spur A                                 Aaa/AAA                2,120,000
                         5.60%, 12/01/06, FSA Insured
                                                                                                          3,751,375

                    HOSPITAL (0.5%)
     1,000,000      Poudre Valley Hospital District, Refunding                     Aa/AA-                 1,027,500
                         5.375%, 11/15/07
                    Total General Obligation Bonds                                                       95,094,768




     		       REVENUE BONDS (55.0%)

                    HIGHER EDUCATION (9.8%)
     1,000,000      Aurora Educational Development Community                       Aaa/AAA                1,025,860
                         College Series 1990,
                         7.10%, 04/01/00, MBIA Insured, Pre-Refunded
     1,000,000      Aurora Educational Development Revenue Bonds                   Aaa/AAA                1,026,940
                         7.25%, 04/01/00  MBIA Insured, Pre-Refunded
     1,580,000      City of Aurora Colorado Educational                            NR/BBB                 1,639,250
                         Development Refunding Bonds Series 1994,
                         6.00%, 10/15/07
     1,000,000      Colorado Post Secondary Educational Facilities                 NR/AAA                 1,044,450
                         Authority Refunding, Revenue Bonds,
                         6.35%, 06/01/00, AMBAC Insured, Pre-Refunded
     1,170,000      Colorado Post Secondary Educational Facility,                  Aaa/AAA                1,215,338
                         5.50%, 03/01/08, MBIA Insured
     1,000,000      Colorado Post Secondary Educational Facilities                 A2/AAA                 1,035,000
                         Authority Refunding, Revenue Bonds Series 93,
                         5.95%, 03/01/09, AMBAC Insured
     1,000,000      Colorado State Board of Agriculture Revenue                    Aaa/AAA                1,031,250
                         Refunding, Colorado State University Student Sports,
                         5.40%, 04/01/06, MBIA Insured
     1,000,000      Colorado State Board of Agriculture Revenue,                   Aaa/AAA                1,062,500
                         Fort Lewis College,
                         6.50%, 10/01/06,FGIC Insured
     1,000,000      Colorado State Board of Agriculture Revenue,                   Aaa/AAA                1,050,000
                         University of Southern Colorado Auxiliary Facility
                         6.25%, 08/01/07, AMBAC Insured
     1,000,000      Colorado State Board of Agriculture Revenue                    Aaa/AAA                1,025,000
                         Refunding, Colorado StateUniversity Student Sports,
                         5.45%, 04/01/08, MBIA Insured
     1,500,000      Colorado Student Obligation Board Authority                    A/NR                   1,531,875
                         6.00%, 09/01/01
     1,860,000      Colorado State Colleges Western State,                         Aaa/AAA                1,913,475
                         5.50%, 05/15/09, MBIA Insured



 500,000      University of Colorado Regents Research                        A2/A+                    510,210
                         Building Revolving Fund Revenue,
                         6.85%, 06/01/03
     1,000,000      University of Colorado Research Building Revenue               Aaa/AAA                1,051,250
                         6.00%, 06/01/06, MBIA Insured
     1,000,000      University of Colorado Revenue                                 Aaa/AAA                1,055,000
                         6.20%, 06/01/07, MBIA Insured
     1,500,000      State of Colorado University of Northern                       Aaa/AAA                1,593,750
                         Colorado Auxiliary Facilities,
                         5.75%, 06/01/04, MBIA Insured
     1,745,000      State of Colorado University of Northern                       Aaa/AAA                1,845,337
                         Colorado Auxiliary Facilities,
                         5.75%, 06/01/08, MBIA Insured
                                                                                                         20,656,485

                    ELECTRIC (5.8%)
     5,000,000      Adams County Colorado Pollution Control                        Aaa/AAA                5,187,500
                         Revenue Public Service,
                         5.625%, 04/01/08, MBIA Insured
     1,210,000      Moffat County Colorado Pollution Control                       Aaa/AAA                1,261,425
                         Revenue,
                         5.50%, 11/01/03, AMBAC Insured
     2,125,000      Moffat County Colorado Pollution Control                       Aaa/AAA                2,239,219
                         Revenue,
                         5.625%, 11/01/06, AMBAC Insured
     1,375,000      Platte River Power Authority                                   Aaa/AAA                1,448,906
                         5.75%, 06/01/04, MBIA Insured
     2,000,000      Platte River Power Authority                                   Aaa/AAA                2,150,000
                         6.00%, 06/01/07, MBIA Insured
                                                                                                         12,287,050


                    SALES TAX (9.0%)
       510,000      Arvada Colorado Sales & Use Tax Revenue                        Aaa/AAA                  535,500
                         6.10%, 12/01/07, FGIC Insured
       490,000      Arvada Colorado Sales & Use Tax Revenue                        Aaa/AAA                  518,175
                         6.10%, 12/01/07, FGIC Insured



 	2,000,000      Boulder County Colorado Open Space & Use                       Aaa/AAA                2,117,500
                         Tax Revenue Bonds, Series 1994 FGIC Insured,
                         5.75%, 12/15/04
     2,500,000      Boulder County, Colorado Capital Improvements                  NR/AA-                 2,565,625
                         5.25%, 12/15/09
     1,045,000      City of Boulder Colorado, AMBAC Insured                        Aaa/AAA                1,061,981
                         5.25%, 08/15/10
     2,000,000      City & County of Denver Colorado Excise Tax                    Aaa/AAA                2,052,500
                         Revenue, FSA Insured,
                         5.375%, 09/01/10
     1,000,000      Denver Metro Major League Baseball Stadium                     Aaa/AAA                1,056,250
                         Excise Tax Revenue,
                         6.35%, 10/01/01, FGIC  Insured, Pre-Refunded
     2,045,000      Fort Collins Sales & Use Tax Revenue                           Aaa/AAA                2,108,906
                         5.375%, 12/01/06, FGIC Insured
     1,000,000      Fort Collins Downtown Development Authority                    Aaa/AAA                1,038,110
                         Tax Increment Revenue
                         6.50%, 06/01/07, MBIA Insured
     1,000,000      Jefferson County Districtwide Sales Tax                        Aaa/AAA                1,052,500
                         6.10%, 12/01/04, MBIA Insured
     1,245,000      Jefferson County Open Space Sales Tax                          Aaa/AAA                1,230,994
                         5.00%, 11/01/15, FGIC Insured
     1,040,000      Lakewood Colorado Sales & Use Tax Revenue,                     NR/AA                  1,067,300
                         5.25%, 12/01/09
       290,000      Thornton, Colorado Sales and Use Tax Revenue,                  Aaa/AAA                  291,508
                         6.80%, 09/01/99, FGIC Insured, Pre-Refunded
     1,000,000      Westminster Sales & Use Tax 1991                               Aaa/AAA                1,043,750
                         6.70%, 12/01/01, FGIC Insured
     1,175,000      Westminster Colorado Sales Tax Revenue                         Aaa/AAA                1,227,875
                         5.50%, 12/01/07, FGIC Insured
                                                                                                         18,968,474



                    WATER & SEWER (9.1%)
     1,750,000      Centennial Water & Sewer District                              Aaa/AAA                1,855,000
                         5.80%, 12/01/07, FSA Insured
       500,000      Colorado Water Resource & Power Development                    Aaa/AAA                  521,250
                         Authority,
                         7.00%, 11/01/00, FGIC Insured
       710,000      Colorado Water Resource & Power Development                    Aa2/AA                   758,812
                         Authority, Series A,
                         7.00%, 09/01/01, Pre-Refunded
     1,000,000      Colorado Water Resource & Power Development                    Aaa/AAA                1,058,750
                         Authority,
                         6.80%, 11/01/01, FGIC Insured, Pre-Refunded
     1,000,000      Colorado Water Resource & Power Development                    Aaa/AAA                1,071,250
                         Authority,
                         6.50%, 11/01/05, FGIC Insured
     1,000,000      Colorado Water Resource & Power Development                    Aa2/AA                 1,058,750
                         Authority,
                         6.00%, 09/01/06
     1,000,000      Colorado Water Resource & Power Development                    Aa2/AA                 1,048,750
                         Authority, Clean Water Revenue,
                         5.35%, 09/01/06
     1,000,000      Colorado Water Resource & Power Development                    Aaa/AAA                1,046,250
                         Authority, Clean Water Revenue,
                         5.50%, 09/01/09
     1,965,000      Fort Collins Colorado Wastewater Sewer Revenue                 Aaa/AAA                2,011,669
                         5.375%, 12/01/08, FGIC Insured
     1,530,000      Left Hand Water District, Series 1996                          Aaa/AAA                1,606,500
                         5.75%, 11/15/08, MBIA Insured
     1,055,000      Metro Wastewater Reclamation District, Gross                   Aa/AA                  1,094,563
                         Revenue Series,
                         5.80%, 04/01/02, Pre-Refunded
     1,270,000      Metro Wastewater Reclamation District, Gross                   Aa2/AA                 1,300,162
                         Revenue Series,
                         5.25%, 04/01/09



1,010,000      Northglenn Colorado Water & Sewer                              Aaa/AAA                1,079,438
                         5.75%, 12/01/06, FSA Insured
     1,000,000      Pagosa Water & Sanitation Colorado Water &                     Aaa/AAA                1,021,250
                         Sewer,
                         5.25%, 12/01/08, FSA Insured
     1,715,000      Town of Erie                                                   Aaa/AAA                1,697,850
                         5.125%, 12/01/10, FSA Insured
     1,000,000      Westminster Colorado Water & Wastewater -                      Aaa/AAA                1,056,250
                         Utility Enterprise, Revenue Series 1994
                         5.70%, 12/01/04, AMBAC  Insured
                                                                                                         19,286,494

                    HOSPITAL (7.3%)
       667,000      Colorado Health Facility Authority Hospital                    Aaa/AAA                  667,667
                         Revenue North Colorado, Medical Center
                         7.40%, 07/15/99, MBIA Insured
     2,030,000      Colorado Health Facility Authority Hospital                    Aaa/AAA                2,123,888
                         Revenue North Colorado, Medical Center
                         5.60%, 05/15/05, MBIA Insured
     1,000,000      Colorado Health Facility Authority Hospital                    Aaa/AAA                1,037,500
                         Revenue Medical Center
                         5.50%, 12/01/08, MBIA Insured
     1,000,000      Colorado Health Facility Authority Hospital                    Aa2/AA                 1,011,250
                         Revenue Medical Center
                         5.375%, 12/01/09, MBIA Insured
     1,500,000      Colorado Health Facility Authority Hospital                    Aaa/AAA                1,518,750
                         Revenue Medical Center
                         5.25%, 12/01/10, MBIA Insured
     2,255,000      Colorado Health Facility Community Provider                    Aaa/AAA                2,418,487
                         Pooled Loan Revenue
                         7.20%, 07/15/05, FSA Insured
     1,410,000      Colorado Health Facility Authority Hospital                    Aaa/AAA                1,487,550
                         Revenue Boulder Community Hospital
                         5.65%, 10/01/06, MBIA Insured



     1,000,000      Colorado Health Facility Authority Sisters of                  Aaa/AAA                1,097,500
                         Charity Health Care
                         6.25%, 05/15/09, AMBAC  Insured
     1,460,000      Colorado Springs Hospital Revenue                              Aaa/AAA                1,523,875
                         5.50%, 12/15/06, MBIA Insured
     1,000,000      Pueblo County Colorado Hospital Facilities,                    Aaa/AAA                1,058,750
                         Series A,
                         6.80%, 09/01/05, MBIA Insured
     1,475,000      University  Colorado Hospital Authority Hospital               Aaa/NR                 1,535,844
                         Revenue
                         5.50%, 11/15/07, AMBAC Insured
                                                                                                         15,481,061

                    HOUSING (7.6%)
     1,600,000      Adams County Colorado Multi-family Housing                     NR/AAA                 1,656,000
                         Revenue, Brittany Station Series A, FNMA
                         5.40%, 09/01/05
       855,000      City of Arvada Colorado Multi-family Housing                   NR/AAA                   878,513
                         Revenue, Springwood,
                         5.60%, 08/20/08, GNMA Insured
     1,000,000      City and County of Denver Colorado Single                      NR/AAA                   963,750
                         Family Mortgage Revenue, Series 1999 C
                         5.000%, 11/01/15
       105,000      Colorado Housing Finance Authority 1991,                       NR/AA+                   107,231
                         Series A-3,
                         6.10%, 11/01/00
       100,000      Colorado Housing Finance Authority 1991,                       NR/AA+                   103,000
                         Series A-1,
                         6.20%, 11/01/01
       315,000      Colorado Housing Finance Authority 1991,                       A2/A                     322,088
                         Series A,
                         6.90%, 05/01/01
     1,020,000      Colorado Housing Finance Authority, SFM                        NR/AA+                 1,068,450
                         Series A-2,
                         6.65%, 11/01/06



       490,000      Colorado Housing Finance Authority, SFM Series                 Aa2/NR                   504,700
                         1994C,
                         6.00%, 12/01/04
     1,350,000      Colorado Housing Finance Authority, SFM Series                 Aa2/NR                 1,402,312
                         D-2,
                         5.625%, 06/01/10
       730,000      Colorado Housing Finance Authority, SFM Series                 Aa2/NR                   767,412
                         A-2,
                         5.75%, 11/01/10
     1,135,000      Colorado Housing Finance Authority, SFM Series                 Aa2/NR                 1,184,656
                         1994C,
                         6.25%, 12/01/12
     2,000,000      Colorado Housing Finance Authority                             Aa2/NR                 2,157,500
                         6.50%, 05/01/16
       750,000      Colorado Housing Finance Authority                             Aa2/NR                   794,063
                         6.05%, 10/01/16
     1,000,000      Colorado Housing Finance Authority                             Aa2/NR                 1,061,250
                         6.125%, 11/01/23
       205,000      Commerce City Single Family Revenue Series A                   Aa1/NR                   212,431
                         6.875%, 03/01/12
     1,000,000      Littleton Assisted Living Building Authority,                  NR/A+                  1,046,250
                         Amity Plaza Project, Multi-family Housing
                         Revenue Bond Series 1994,
                         6.10%, 03/01/06
     1,500,000      Snowmass Village Multi-family Revenue Refunding                Aa2/NR                 1,582,500
                         6.30%, 12/15/08, FSA Insured
       235,000      Southwestern Colorado Single Family Revenue                    Aaa/NR                   243,519
                         Partnership, Refunding,
                         7.10%, 09/01/04
       115,000      Summit County Single Family Revenue Refunding                  A1/NR                    118,450
                         Series A,
                         7.25%, 12/01/04
                                                                                                         16,174,075

                    TRANSPORTATION (2.0%)
     1,000,000      Arapahoe County Colorado E-470 Vehicle                         Aaa/AAA                1,040,000
                         Registration Revenue Bonds,
                         5.45%, 08/31/07, MBIA Insured


     2,000,000      Regional Transportation District Sales Tax Revenue             Aaa/AAA                2,092,500
                         5.50%,11/01/05, FGIC Insured
     1,000,000      Regional Transportation District Sales Tax Revenue             Aaa/AAA                1,058,750
                         6.15%,11/01/05, FGIC Insured
                                                                                                          4,191,250

                    LEASE (1.0%)
     2,000,000      Regional Transportation District Sales Tax Revenue             Aaa/AAA                2,007,500
                         5.00%,06/01/10, FGIC Insured

                    MISCELLANEOUS REVENUE (3.4%)
     1,000,000      Boulder County, CO, N.C.A.R.                                   NR/A                   1,056,250
                         6.50%, 12/01/02
     2,275,000      Denver Colorado City & County Helen  Bonfils                   NR/AA-                 2,397,281
                         Project,
                         5.875%, 12/01/09
     1,000,000      South Suburban Park & Recreational District                    Baa/NR                 1,053,750
                         6.00%, 11/01/07
     1,365,000      South Suburban Park & Recreational District                    Aaa/AAA                1,378,650
                         5.125%, 12/15/09, FGIC Insured
     1,230,000      Thornton, Colorado Development Authority                       Aaa/AAA                1,306,875
                         5.75%, 12/01/06, MBIA Insured
                                                                                                          7,192,806

                         Total Revenue Bonds                                                            116,245,195

                    Total Investments (cost $208,082,549*)               100.0%                      $  211,339,963
                    Other assets in excess of liabilities                  0.0                                5,177
                    Net Assets                                           100.0%                      $  211,345,140

                    *   Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

ASSETS
    Investments at value (cost $208,082,549)                                                             $ 211,339,963
    Cash                                                                                                     1,893,146
    Interest receivable                                                                                      1,722,068
    Receivable for investment securities sold                                                                   35,346
    Receivable for Fund shares sold                                                                             26,516
    Other assets                                                                                                   925
    Total assets                                                                                           215,017,964

LIABILITIES
    Payable for investment securities purchased                                                              3,137,732
    Payable for Fund shares redeemed                                                                           219,061
    Dividends payable                                                                                          185,408
    Management fee payable                                                                                      86,691
    Distribution fees payable                                                                                   29,142
    Accrued expenses                                                                                            14,790
    Total liabilities                                                                                        3,672,824

NET ASSETS                                                                                               $ 211,345,140

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share                   $ 205,951,725
    Additional paid-in capital                                                                                 205,856
    Net unrealized appreciation on investments                                                               3,257,414
    Distributions in excess of net investment income                                                          (281,612)
    Accumulated net realized gain on investments                                                             2,211,757
                                                                                                         $ 211,345,140

CLASS A
    Net Assets                                                                                           $ 203,332,444
    Capital shares outstanding                                                                              19,806,060
    Net asset value and redemption price per share                                                       $       10.27
    Offering price per share (100/96 of $10.27 adjusted to nearest cent)                                 $       10.70

CLASS C
    Net Assets                                                                                           $   1,428,010
    Capital shares outstanding                                                                                 139,352
    Net asset value and offering price per share                                                         $       10.25
    Redemption  price per share (*a charge of 1% is  imposed  on the  redemption proceeds of the shares, or on the original price, whichever is lower,
      if redeemed during the first 12 months after purchase)                                             $       10.25*

CLASS Y
    Net Assets                                                                                           $   6,584,686
    Capital shares outstanding                                                                                 640,221
    Net asset value, offering and redemption price per share                                             $       10.29

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
        Interest income                                                                         $  5,457,684

Expenses:
        Management fee (note 3)                                                $    534,193
        Transfer and shareholder servicing agent fees                                73,000
        Distribution and service fees (note 3)                                       58,365
        Trustees' fees and expenses                                                  40,000
        Shareholders' reports and proxy statements                                   26,000
        Legal fees                                                                   24,000
        Custodian fees                                                               17,000
        Audit and accounting fees                                                    12,000
        Registration fees and dues                                                    6,000
        Insurance                                                                     4,000
        Miscellaneous                                                                13,082
                                                                                    807,640

        Expenses paid indirectly (note 7)                                            (2,000)
              Net expenses                                                                           805,640
              Net investment income                                                                4,652,044

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

        Net realized gain from securities transactions                              458,754
        Change in unrealized appreciation on investments                         (7,577,559)

        Net realized and unrealized loss on investments                                           (7,118,805)
        Net decrease in net assets resulting from operations                                    $ (2,466,761)

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                    SIX MONTHS ENDED          YEAR ENDED
                                                                     JUNE 30, 1999         DECEMBER 31, 1998
OPERATIONS:
    Net investment income                                          $   4,652,044             $   9,744,863
    Net realized gain from securities transactions                       458,754                 1,753,003
    Change in unrealized appreciation on investments                  (7,577,559)               (1,140,899)
      Change in net assets from operations                            (2,466,761)               10,356,967

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                             (4,745,873)               (9,122,237)
    Net realized gain on investments                                      -                       (771,886)

    Class C Shares:
    Net investment income                                                (25,780)                  (41,352)
    Net realized gain on investments                                      -                         (3,498)

    Class Y Shares:
    Net investment income                                               (162,004)                 (280,993)
    Net realized gain on investments                                      -                        (23,772)
      Change in net assets from distributions                         (4,933,657)              (10,243,738)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                         12,054,693                21,817,536
    Reinvested dividends and distributions                             2,954,532                 6,045,620
    Cost of shares redeemed                                          (13,410,763)              (33,853,380)
    Change in net assets from capital share transactions               1,598,462                (5,990,224)
      Change in net assets                                            (5,801,956)               (5,876,995)

NET ASSETS:
    Beginning of period                                              217,147,096               223,024,091
    End of period                                                  $ 211,345,140             $ 217,147,096

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

          Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 1999 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.


c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)        MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets. This fee will be reduced to 0.40% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

          KPM Investment Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of KFS Corporation, a member of the nationally oriented Mutual of Omaha Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio.


For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's net assets. This fee will be reduced to 0.16% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

          For the six months ended June 30, 1999, the Fund incurred fees for advisory and administrative services of $534,193.

          Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.05% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of 0.15 of 1% on the entire net assets represented by Class A Shares. However, there will be a simultaneous reduction in the fee payable to the Manager from an annual rate of 0.50 of 1% to 0.40% on all net assets so that the combined payments of these fees will remain at the current level of 0.55 of 1% of the average annual net assets represented by the Class A Shares. However, management of the Fund has determined that implementation of the changes should be indefinitely postponed. For the six months ended June 30, 1999, service fees on Class A Shares amounted to $51,330, of which the Distributor received $2,318.

          Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1999, amounted to $5,276. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1999 amounted to $1,759. The total of these payments with respect to Class C Shares amounted to $7,035, of which the Distributor received $3,282.


          Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 1999, the Distributor received sales commissions of $32,344 on sales of Class A Shares.

4. PURCHASES AND SALES OF SECURITIES

          During the six months ended June 30, 1999, purchases of securities and proceeds from the sales of securities aggregated $19,897,047 and $16,814,003, respectively.

          At June 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $4,650,254 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,392,840 for a net unrealized appreciation of $3,257,414.

5. PORTFOLIO ORIENTATION

          Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. DISTRIBUTIONS

          The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable. An additional distribution of gain may be made to the extent necessary to avoid payment of Federal taxes by the Fund.

          The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.


7. EXPENSES

          The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

          Transactions in Capital Shares of the Fund were as follows:

                                                SIX MONTHS ENDED                              YEAR ENDED
                                                 JUNE 30, 1999                             DECEMBER 31, 1998
                                          SHARES               AMOUNT                 SHARES               AMOUNT
CLASS A SHARES:
    Proceeds from shares sold             972,891            10,181,721              1,425,794         $  15,152,177
    Reinvested distributions              278,289             2,929,768                566,091             6,002,679
    Cost of shares redeemed            (1,084,803)          (11,437,115)            (2,717,744)          (28,777,984)
      Net change                          166,377             1,674,374               (725,859)           (7,623,128)

CLASS C SHARES:
    Proceeds from shares sold              13,028               137,938                 37,561               396,665
    Reinvested distributions                1,837                19,303                  3,233                34,224
    Cost of shares redeemed                  (709)               (7,490)               (13,267)             (139,797)
      Net change                           14,156               149,751                 27,527               291,092

CLASS Y SHARES:
    Proceeds from shares sold              63,871             1,735,034                591,639             6,268,694
    Reinvested distributions                  517                 5,460                    822                 8,717
    Cost of shares redeemed              (185,866)           (1,966,157)              (463,517)           (4,935,599)
      Net change                          (21,478)             (225,663)               128,944             1,341,812
Total transactions in Fund
    shares                                159,055         $   1,598,462               (569,388)        $  (5,990,224)


TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    CLASS A(1)
                                                           SIX MONTHS
                                                             ENDED                     YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 1999      1998      1997      1996        1995      1994
Net Asset Value, Beginning of Period                        $10.63         $10.62    $10.41    $10.56      $9.82     $10.77

Income from Investment Operations:
    Net investment income                                     0.23           0.47      0.50      0.52       0.54       0.55
    Net gain (loss) on securities (both realized and
      unrealized)                                            (0.35)          0.04      0.23     (0.13)      0.74      (0.95)

    Total from Investment Operations                         (0.12)          0.51      0.73      0.39       1.28      (0.40)

Less Distributions (note 6):
    Dividends from net investment income                     (0.24)         (0.46)    (0.52)    (0.54)     (0.54)     (0.55)
    Distributions from capital gains                           -            (0.04)      -         -          -          -

    Total Distributions                                      (0.24)         (0.50)    (0.52)    (0.54)     (0.54)     (0.55)

Net Asset Value, End of Period                              $10.27         $10.63    $10.62    $10.41     $10.56      $9.82

Total Return (not reflecting sales charge)(%)                (1.14)+         4.92      7.21      3.78      13.28      (3.80)

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)                203,332        208,771   216,321   214,392    219,306    199,075
    Ratio of Expenses to Average Net Assets (%)               0.75*          0.75      0.75      0.70       0.64       0.61
    Ratio of Net Investment Income to Average
      Net Assets (%)                                          4.36*          4.47      4.78      5.02       5.20       5.32

    Portfolio Turnover Rate (%)                               7.87+         15.20     22.66     10.96      14.20      15.53

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee in years ended December 31, 1996, 1995 and 1994 were:

    Ratio of Expenses to Average Net Assets (%)                -              -         -        0.74       0.76       0.72
    Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)                                   -              -         -        4.98       5.08       5.21

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)               0.75*          0.73      0.72      0.69       0.63       0.57

(1) Designated as Class A Shares on April 30, 1996.

 +   Not annualized.
 *   Annualized.

Note:On October 1, 1992,  Kirkpatrick,  Pettis,  Smith,  Polian Inc.  became the
     Fund's Investment Adviser and on July 1, 1994, KPM Investment Management, Inc., a wholly-owned subsidiary of Kirkpatrick, Pettis, Smith, Polian Inc., became the Fund's Investment Adviser. Pursuant to new management arrangements which were effective on June 29, 1998, KPM Investment Management, Inc. was appointed as the Fund's Investment Sub-Adviser.

See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          CLASS C(1)                                 CLASS Y(1)

                                        SIX MONTHS      YEAR ENDED       PERIOD(2)        SIX MONTHS      YEAR ENDED     PERIOD(2)
                                          ENDED         DECEMBER 31,        ENDED            ENDED        DECEMBER 31,      ENDED
                                       JUNE 30, 1999   1998     1997    DEC. 31, 1996   JUNE 30, 1999   1998    1997   DEC. 31, 1996
Net Asset Value, Beginning of Period      $10.61      $10.60   $10.41      $10.31           $10.65     $10.64  $10.41      $10.31

Income from Investment Operations:
    Net investment income                   0.18        0.37     0.40        0.28             0.23       0.48    0.52        0.38
    Net gain (loss) on securities (both
      realized and unrealized)             (0.35)       0.04     0.21        0.12            (0.35)      0.04    0.25        0.12

    Total from Investment Operations       (0.17)       0.41     0.61        0.40            (0.12)      0.52    0.77        0.50

Less Distributions (note 6):
    Dividends from net investment income   (0.19)      (0.36)   (0.42)      (0.30)           (0.24)     (0.47)  (0.54)      (0.40)
    Distributions from capital gains         -         (0.04)     -           -                -        (0.04)    -           -

    Total Distributions                    (0.19       (0.40)   (0.42)      (0.30)           (0.24)     (0.51)  (0.54)      (0.40)

Net Asset Value, End of Period            $10.25      $10.61   $10.60      $10.41           $10.29     $10.65  $10.64      $10.41

Total Return (not reflecting sales
    charge) (%)                            (1.61)+      3.92     5.99        3.78+           (1.12)+     4.97    7.65        4.87+

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                        1,428       1,328    1,036         915            6,585      7,047   5,668         0.1
    Ratio of Expenses to Average Net
      Assets (%)                            1.70*       1.69     1.69        1.65*            0.70*      0.69    0.70        0.65*
    Ratio of Net Investment Income to
      Average Net Assets (%)                3.40*       3.50     3.81        4.07*            4.40*      4.50    4.76        5.07*
    Portfolio Turnover Rate (%)             7.87+      15.20    22.66       10.96             7.87+     15.20   22.66       10.96

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee in the period ended December 31, 1996 were:

    Ratio of Expenses to Average Net
      Assets (%)                             -           -        -          1.69*             -          -       -          0.69*
    Ratio of Net Investment Income (Loss)
      to Average Net Assets (%)              -           -        -          4.03*             -          -       -          5.03*

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                            1.70*       1.68     1.66        1.64*            0.70*      0.68    0.67        0.64*

(1) New Class of Shares established on April 30, 1996.
(2) From April 30, 1996 to December 31, 1996.
 +   Not annualized.
 *   Annualized.

See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on June 16, 1999. The holders of shares representing 69% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                          Number of Votes:

        TRUSTEE                        FOR                      WITHHELD
        Lacy B. Herrmann               148,125,608.12           1,241,975.62
        Tucker Hart Adams              149,041,793.08           1,170,613.52
        Arthur K. Carlson              149,039,655.92           1,172,750.68
        William M. Cole                149,121,820.20           1,090,586.40
        Anne J. Mills                  149,215,717.70             996,688.90
        J. William Weeks               149,235,385.92             977,020.68
        John G. Welles                 149,235,385.92             976,385.88

2. To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                          Number of Votes:

        FOR                            AGAINST                ABSTAIN
        148,057,874.24                 439,281.60             1,715,250.76

PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Fund have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Fund and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Fund are ready by the beginning of the year 2000.

            The Fund is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Fund's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            The Fund has NOT incurred, nor is anticipated to incur, any costs related to Y2K. All such costs are being incurred by the respective vendors.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Fund will be significantly affected by year 2000 problems.

            We  will   continue   to  keep   you   up-to-date   through   future
communications.